Liquidity and Going Concern	12 Months Ended
Dec. 31, 2019
Text Block [Abstract]
Liquidity and Going Concern

2. Liquidity and Going Concern

From inception the Company has accumulated losses of $43.9 million and expects to incur operating losses and generate negative cash flows from operations for the foreseeable future. As of December 31, 2019, the Company had $2.1 million in cash and cash equivalents, which is not sufficient to sustain its operations through the second quarter of 2020.

The Company has not yet established ongoing sources of revenues sufficient to cover its operating costs and will need to continue to raise additional capital to support its future operating activities, including progression of its development programs, preparation for commercialization, and other operating costs. Management’s plans with regard to these matters include entering into a combination of additional debt or equity financing arrangements, government funding, strategic partnerships, collaboration and licensing arrangements, or other similar arrangements. There can be no assurance that the Company will be able to obtain additional financing on terms acceptable to the Company, on a timely basis or at all. Additionally, as stated in Note 1 – Organization and Nature of Operations, the Company has entered into a Merger Agreement with Conatus that, if consummated, will provide capital to support the Company’s operating activities beyond the second quarter of 2020. However, additional funding will be required for the Company to sustain operations beyond twelve months from the date the consolidated financial statements were available to be issued as the Company expects an increase in cash outflows as compared to its historical spend for its planned clinical trial activities over the next twelve months.

The accompanying consolidated financial statements have been prepared assuming that the Company will continue as a going concern, which contemplates the realization of assets and the satisfaction of liabilities and commitments in the normal course of business. Based on the above, there is substantial doubt about the Company’s ability to continue as a going concern within one year from the date the consolidated financial statements are available to be issued. The consolidated financial statements do not include any adjustments to reflect the possible future effects on the recoverability and classification of assets or the amounts and classification of liabilities that may result from the outcome of this uncertainty.